Organization and principal activities	12 Months Ended
Dec. 31, 2021
1. Organization And Principal Activities

1. Organization and principal activities

Dunxin Financial Holdings Limited (“Dunxin,” together with its subsidiaries and the variable interest entity, collectively the “Company”), formerly known as China Xiniya Fashion Limited, was incorporated in the Cayman Islands as an exempted limited liability company on June 24, 2010. On December 28, 2017, Dunxin completed the Divestiture and Acquisition transactions (the “Transactions”). In connection with the Divestiture transaction, Dunxin divested its wholly-owned subsidiary, Xiniya Holdings Limited, a Hong Kong company, to Qiming Investment Limited, a British Virgin Islands company, in exchange for a purchase consideration of RMB228,000,000 ($34,588,428). After the divestiture transaction, Dunxin did not meet the definition of a business for accounting and financial reporting purposes. In connection with the Acquisition transaction, Dunxin purchased all of the issued and outstanding ordinary shares of True Silver Limited (“True Silver”) for a cash payment of RMB228,000,000 ($34,588,428) and the issuance of 772,283,308 of the ordinary shares at RMB1.00 ($0.15) per share to the shareholders of True Silver. True Silver became the wholly owned subsidiary of Dunxin. True Silver utilizes a variable interest entity structure to operate and consolidate 80% of the financial results of Hubei Chutian Microfinance Co., Ltd (“Chutian”). Chutian, with a registered capital of RMB450 million, is a joint stock company incorporated under the laws of China specializing in providing loan facilities to micro sized enterprises, SMEs, sole proprietors and individuals in Hubei Province, People’s Republic of China.

The Transactions were accounted for as a “reverse acquisition” since, immediately following the consummation of the Transactions, the shareholders and management of Chutian having effectuated control of the combined company. The former shareholders of Chutian, whose shares were acquired by Dunxin, own and control 88.7% of shares and votes in Dunxin. The management of Dunxin is drawn predominantly from Chutian. For accounting purposes, the legal subsidiaries of True Silver were deemed to be the accounting acquirer in the transaction and Dunxin, the legal acquirer, was deemed to be the accounting acquiree.

The consolidated financial statements represent a continuation of the consolidated financial statements of True Silver and its subsidiaries (the “True Silver Group”) and reflect the following:

(a)	the assets and liabilities of the True Silver Group were recognized and measured in the consolidated statement of financial position at their carrying amount before the Acquisition;

(b)	the identifiable assets and liabilities of the Company were recognized and measured in the consolidated financial statements at their acquisition date fair values;

(c)

the excess of the fair value of purchase consideration over the identifiable net assets of the Company at fair value is recognized as a reduction of additional paid-in capital in the consolidated statement of financial position;

(d)

the retained earnings and other equity balances recognized in the consolidated financial statement are the retained earnings and other equity balances of the True Silver Group immediately before the Acquisition;

(e)

the amount recognized as issued equity interest in the consolidated financial statements were determined by adding the issued equity of the True Silver Group outstanding immediately before the Acquisition to the fair value of purchase consideration of the Acquisition. The fair value of purchase consideration is based on the fair value of the Company at the completion date. However, the equity structure appearing in the consolidated financial statement shall reflect the equity structure of the Company, including the equity instruments issued by the Company to effect the Acquisition;

(f)

the consolidated statement of profit and other comprehensive income for the financial year ended December 31, 2017 reflects that of the True Silver Group for the full period together with the post-acquisition results of the Company;

(g)	the comparative figures presented in the consolidated financial statements were that of the True Silver Group; and

(h)

earnings per share for the financial year ended December 31, 2017 reflects the results of the True Silver Group until the date of acquisition and the results of the enlarged Group from the acquisition date.

The principal place of business is 27th Floor, Lianfa International Building, 128 Xudong Road, Wuchang District, Wuhan City, Hubei Province, 430063, People’s Republic of China.

The Company is listed on the NYSE American LLC, the ticker symbol is DXF.

These financial statements are presented in Renminbi, unless otherwise stated.

The consolidated financial statements for the three years ended December 31, 2019, 2020 and 2021 were authorized for issue by resolution of the board of directors on May 2, 2022.

Reporting entities

Dunxin is a holding company.

The Company principally engaged in the business of providing loan facilities to micro sized enterprises, SMEs, sole proprietors and individuals in Hubei Province, People’s Republic of China (“PRC”). The Company operates its microfinance lending business through the 80% variable interest entity (“VIE”) operating company, Hubei Chutian Microfinance Co., Ltd (“Chutian”). All of the Company’s operations are conducted in the PRC through Chutian, which holds all the approval certificates, business license and other requisite licenses for the microfinance lending businesses.

The following is a brief description of each of the Company’s subsidiaries and variable interest entity:

•

True Silver – True Silver Limited (“True Silver”) is a limited company incorporated on June 28, 2016, a British Virgin Islands company. The total amount of paid-up share capital of True Silver is $50,000 with 50,000 ordinary shares. True Silver is a holding company and is wholly owned by the Company.

•

Chutian HK - Chutian Financial Holdings (Hong Kong) Limited (“Chutian HK”) is a limited company incorporated on August 12, 2016, under the Companies Ordinance of Hong Kong. The total amount of paid-up share capital of Chutian HK is HKD10,000 with 100 ordinary shares. Chutian HK is a holding company and is wholly owned by True Silver.

•	Chutian Holding - Wuhan Chutian Investment Holding Limited (“Chutian Holding”) is a wholly foreign owned enterprise established by Chutian HK on November 4, 2016.

•

Chutian - Hubei Chutian Microfinance Co., Ltd. is a joint stock company incorporated under laws of PRC on February 20, 2013. Chutian currently holds a business license issued by the Administrative Approval Bureau of Wuchang District, Wuhan Municipality on April 25, 2017, which allows it to operate a microfinance business and provides individual and business loans to persons residing in and businesses operating in Hubei Province, People’s Republic of China. Through a series of contractual agreements (the “VIE Agreements”), Chutian Holding is deemed to control 80% of Chutian and have rights to consolidate 80% of Chutian’s financial results.

As of December 31, 2021, the Company’s subsidiaries and variable interest entity were as follows:

Subsidiary	Place of incorporation	Particular of issued and fully paid up capital	Company’s effective interest	Held by the Company	Held by a subsidiary	Principal activities
True Silver Limited	British Virgin Islands	$50,000	100%	100%	-	Investment holding

Chutian Financial Holdings (Hong Kong) Limited	Hong Kong	HK$10,000	100%	-	100%	Investment holding

Wuhan Chutian Investment Holding Limited.	PRC	$3,000,000	100%	-	100%	Investment holding

Variable interest entity
Hubei Chutian Microfinance Co., Ltd	PRC	RMB450,000,000	80%	-	80%	Microfinance lender

An entity, Hubei Kai Wu Small and Micro Economic Research Institute Co. Ltd, was set up in May 2018 with a registered share capital of RMB5 million, where Chutian should subscribe RMB1.365 million of the registered share capital and held 27.3% of the equity interest of this company. However, all shareholders, including Chutian, did not subscribe to the share capital and this company remain dormant as of December 31, 2021.

The VIE arrangements

The following is a brief description of the VIE Agreements entered into on August 10, 2017, between Chutian Holding and the shareholders of Chutian, through which the Company controls 80% equity interests of Chutian:

•

Exclusive Consigned Management Service Agreement. Pursuant to the Exclusive Consigned Management Service Agreement between Chutian and Chutian Holding, Chutian Holding was appointed as the exclusive services provider to Chutian (including its subsidiaries, branches and any other invested entities) for the following services: comprehensive business support, including but not limited to, daily business management consulting, financial consulting, professionals and technical training during the term of this Agreement in accordance with the terms and conditions of this Agreement. For services rendered to Chutian by Chutian Holding under this Agreement, Chutian Holding is entitled to collect a service fee equal to 80% of the net operating income of Chutian (the “Service Fees”). The Service Fees are due and payable on a quarterly basis; provided, however, in principle, the payment of the Service Fees should not cause any difficulty to the operation of either party to this Agreement. The exclusive Consigned Management Service Agreement has a term of five (5) years. Chutian is not entitled to unilaterally terminate this Agreement. Chutian Holding has the right to terminate this Agreement by giving a thirty (30) day prior notice to Chutian. This Agreement could be extended based on the originally agreed terms upon expiration if Chutian Holding gives written confirmation before expiration of the agreement. The period of extension will be decided by Chutian Holding, which Chutian is required to unconditionally accept.

•

Exclusive Purchase Option Agreement. Under the Exclusive Purchase Option Agreement, Hubei New Nature Investment Co., Ltd, Qizhi Wei, Sizhi Yang, Yuyou Hu, Wanxin Deng, Jing Liang, Hailin Wang, and Wenting (Tina) Xiao (collectively “Shareholders holding 80% Equity Interests of Chutian”) irrevocably granted to Chutian Holding, or any third party designated by WFOE, an exclusive purchase option right, at any time to purchase all or part of such shareholders’ current and future equity interests in Chutian, to the extent permitted by PRC laws and regulations. Apart from Chutian Holding or any third party designated by Chutian Holding, no other person has the right to purchase such equity interests in Chutian. Shareholders holding 80% Equity Interests of Chutian are required to transfer their respective equity interests in Chutian to Chutian Holding in accordance with their percentage ownership of such equity interests provided Chutian Holding selects to purchase such shareholders’ equity interests. Chutian irrevocably granted to Chutian Holding or any third party designated by Chutian Holding an exclusive purchase option right, at any time to purchase all or a substantial part of Chutian’s assets, to the extent permitted by PRC laws and regulations.

•

Shareholders’ Voting Proxy Agreement. Under the Voting Proxy Agreement, the Shareholders holding 80% Equity Interests of Chutian irrevocably granted and entrusted Chutian Holding or their designee to be their exclusive proxy to exercise their voting rights that they would have at a shareholders’ meeting or by written consent for the maximum period permitted pursuant to the PRC laws and in accordance with and within the limitations of the PRC laws and the then effective articles of association of Chutian, including but not limited to, the following rights:

(a)	to attend and participate in the shareholders’ meetings of Chutian as the voting proxy of the Shareholders holding 80% Equity Interests of Chutian;

(b)	to vote on the matters proposed at the shareholders’ meetings, including, but not limited to, voting on the appointment and election of the directors and supervisors of Chutian;

(c)	to suggest convening the shareholders’ meetings of Chutian; and

(d)	all other voting rights entitled to the shareholders of Chutian as stipulated in the articles of association of Chutian, as amended from time to time.

•

Share Pledge Agreement. Under the Share Pledge Agreement, the Shareholders holding 80% Equity Interests of Chutian pledged all of their equity interests in Chutian to Chutian Holding to guarantee the performance of Chutian’s obligations under the Exclusive Consigned Management Agreement, Shareholders Voting Proxy Agreement and Exclusive Purchase Option Agreement (the “Main Agreements”). The equity pledge under the agreement constitutes a continuous guarantee and remains effective before fulfillment of the obligations under the Main Agreements or full repayment of the guaranteed liability.

Through the above contractual arrangements, Chutian Holding, has obtained 80% of shareholders' voting interest in the VIE, has the right to receive all dividends declared and paid by the VIE and may receive substantially all of the net income of the VIE through the technical support and service fees as determined by Chutian Holding at its sole discretion. Accordingly, the Company has consolidated the VIE because the Company believes, through the contractual arrangements, (1) Chutian Holding could direct the activities of the VIE that most significantly affect its economic performance and (2) Chutian Holding could receive substantially all of the benefits that could be potentially significant to the VIE.

Risks in relation to the VIE structure

The Company believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The shareholders of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

The Company's ability to control the VIE also depends on the Voting Proxy Agreement pursuant to which  Chutian Holding has the right to vote on all matters requiring shareholder approval in the VIE. As noted above, the Company believes the rights granted by the Voting Proxy Agreement is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company's PRC subsidiaries and affiliates;

•	discontinue or restrict the Company's PRC subsidiaries' and affiliates' operations;

•	impose conditions or requirements with which the Company or its PRC subsidiaries and affiliates may not be able to comply; or

•	require the Company or its PRC subsidiaries and affiliates to restructure the relevant ownership structure or operations;

The imposition of any of these penalties may result in a material and adverse effect on the Company's ability to conduct the Company's business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIE. The Company does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Chutian Holding, or the VIE.

Certain shareholders of the VIE are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of the VIE. Their interests as beneficial owners of the VIE may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of the VIE, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of the VIE will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of the VIE should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of the VIE arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The following financial statements information for the Company’s VIE was included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Total current assets	663,089	556,377
Total non-current assets	45,159	42,185
Total assets	708,248	598,562

Total current liabilities	261,944	280,259
Total liabilities	261,944	280,259

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Interest income on loans	118,396	105,570	20,627
Net profit/(loss)	58,616	19,854	(128,072)

The VIE contributed an aggregate of 100.0%, 100.0% and 100.0% of the consolidated interest income on loans for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the VIE accounted for an aggregate of 99.9% and 100.0%, respectively, of the consolidated total assets, and 98.7% and 98.8%, respectively, of the consolidated total liabilities.

There are no consolidated VIE's assets that are collateral for the VIE's obligations and can only be used to settle the VIE's obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

On December 23, 2018, the State Council submitted the draft version of the Foreign Investment Law to the Standing Committee of the National People’s Congress, which was promulgated by the National People’s Congress on its official site on December 26, 2018 for public consultation until February 24, 2019. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, which On December 23, 2018, the PRC State Council submitted the draft version of the Foreign Investment Law to the Standing Committee of the National People’s Congress, which was promulgated by the National People’s Congress on its official site on December 26, 2018 for public consultation until February 24, 2019. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, which will come into effect on January 1, 2020 and replace the trio of existing laws regulating foreign investment in China, namely, the Sino-foreign Equity Joint Venture Enterprise Law, the Sino-foreign Cooperative Joint Venture Enterprise Law and the Wholly Foreign-invested Enterprise Law, together with their implementation rules and ancillary regulations.